UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	November 30, 2018

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Multi Cap Growth Trust

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary [such as a broker-dealer or a bank] or if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Multi Cap Growth Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	37
Report of Independent Registered Public Accounting Firm	43
Investment Advisory Agreement Approval	44
Privacy Notice	47
Trustee and Officer Information	52
Federal Tax Notice	58

Welcome Shareholder,

We are pleased to provide this Annual report, in which you will learn how your investment in Morgan Stanley Multi Cap Growth Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended November 30, 2018

Total Return for the 12 Months Ended November 30, 2018
Class A	Class B	Class L	Class I	Class C	Class IS	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
24.69%	23.63%	24.10%	25.06%	23.77%	25.09%	8.14%	6.56%

The performance of Morgan Stanley Multi Cap Growth Trust's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained.

Market Conditions

U.S. stocks gained over the 12-month reporting period despite a marked increase in volatility. Supporting the market's rise were strong U.S. macroeconomic data, tame inflation and a gradual and predictable course of monetary policy, along with robust corporate earnings. Given the strength of the U.S. economy compared to the rest of the world during the period, the U.S. market tended to disregard many of the global economic and political headwinds that were roiling other markets. However, toward the end of the period, that sentiment shifted. Stocks sold off sharply on concerns that higher interest rates and tariffs/trade tensions would likely dampen corporate profits, slow the U.S. economy and further weaken global growth in the coming year.

Within the Russell 3000® Growth Index (the "Index"), the consumer discretionary, information technology and health care sectors led. The energy, materials and communication services sectors were the most underperforming sectors in this reporting period.

Performance Analysis

All share classes of the Fund outperformed both the Index and the Lipper Multi-Cap Growth Funds Index for the 12 months ended November 30, 2018, assuming no deduction of applicable sales charges.

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund outperformed the Index this reporting period primarily due to favorable stock selection and a small contribution from sector allocations.

Stock selection and the overweight in the health care sector, along with our stock selection in the IT sector, contributed the majority of the Fund's outperformance relative to the Index. Within health care, performance was led by a cloud-based software solutions provider primarily serving the life sciences industry. Its shares advanced on strong results and the company's continued traction in expanding its offering to new industries and new verticals, including data management. The Fund's top IT contributor was a cloud-based software provider that helps enterprises optimize their spending budget. Its share price rose due to strong results that beat expectations and favorable sentiment for the software-as-a-service industry overall.

Detracting marginally from relative results were the Fund's underweight allocation to IT and overweight allocation to communication services. The Fund had no exposure to the utilities sector, which had a negligible impact on relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 11/30/18
Amazon.com, Inc.	8.4%
Workday, Inc., Class A	5.7
Veeva Systems, Inc., Class A	5.3
Illumina, Inc.	5.3
ServiceNow, Inc.	5.1
MongoDB, Inc.	5.1
Coupa Software, Inc.	5.0
HealthEquity, Inc.	5.0
Intuitive Surgical, Inc.	4.9
salesforce.com, Inc.	4.8
TOP FIVE INDUSTRIES as of 11/30/18
Software	20.7%
Internet & Direct Marketing Retail	16.4
Information Technology Services	14.7
Health Care Equipment & Supplies	10.6
Health Care Technology	8.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its net assets in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2017 was between $14.8 million and $868 billion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Performance Summary (unaudited) continued

Average Annual Total Returns—Period Ended November 30, 2018
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class B Shares** (since 02/27/96) CPOBX		Class L Shares*** (since 07/28/97) CPOCX	Class I Shares† (since 07/28/97) CPODX	Class C Shares†† (since 04/30/15) MSCMX		Class IS Shares††† (since 09/13/13) MCRTX
1 Year	24.69 18.15[4]	%[3]	23.63 19.17[4]	%[3]	24.10 —%[3]	25.06 —%[3]	23.77 22.88[4]	%[3]	25.09 —%[3]
5 Years	15.80[3] 14.56[4]		14.90[3] 14.68[4]		15.22[3] —	16.19[3] —	— —		16.26[3] —
10 Years	20.75[3] 20.10[4]		20.02[3] 20.02[4]		20.02[3] —	21.10[3] —	— —		— —
Since Inception	9.98[3] 9.70[4]		9.47[3] 9.47[4]		9.24[3] —	10.26[3] —	16.47[3] 16.47[4]		17.86[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on November 30, 2018.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/18 – 11/30/18.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	06/01/18	11/30/18	06/01/18 – 11/30/18
Class A
Actual (4.42% return)	$1,000.00	$1,044.20	$5.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.45	$5.67
Class B
Actual (3.97% return)	$1,000.00	$1,039.70	$10.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.96	$10.18
Class L
Actual (4.21% return)	$1,000.00	$1,042.10	$7.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.84
Class I
Actual (4.60% return)	$1,000.00	$1,046.00	$4.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.81	$4.31
Class C
Actual (4.03% return)	$1,000.00	$1,040.30	$9.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.64	$9.50
Class IS
Actual (4.60% return)	$1,000.00	$1,046.00	$4.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.91	$4.20

  @  Expenses are equal to the Fund's annualized expense ratios of 1.12%, 2.02%, 1.55%, 0.85%, 1.88% and 0.83% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period and multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.13%, 1.86%, 1.56%, 0.86%, 1.89% and 2.16% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  November 30, 2018

NUMBER OF SHARES		VALUE
	Common Stocks (95.4%)
	Biotechnology (1.0%)
53,599	Alnylam Pharmaceuticals, Inc. (a)	$4,350,095
7,643	Bluebird Bio, Inc. (a)	939,248
49,412	Editas Medicine, Inc. (a)	1,539,678
64,925	Intellia Therapeutics, Inc. (a)	1,162,807
108,720	Intrexon Corp. (a)(b)	1,065,456
		9,057,284
	Entertainment (6.1%)
510,102	Activision Blizzard, Inc.	25,443,888
239,740	Spotify Technology SA (a)	32,695,741
		58,139,629
	Health Care Equipment & Supplies (10.6%)
247,753	DexCom, Inc. (a)	32,106,311
87,111	Intuitive Surgical, Inc. (a)	46,244,617
80,963	LivaNova PLC (a)	8,192,646
101,087	Penumbra, Inc. (a)	14,073,332
		100,616,906
	Health Care Providers & Services (5.0%)
534,525	HealthEquity, Inc. (a)	47,407,022
	Health Care Technology (8.8%)
10,234	Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost - $3,870,089; acquired 11/07/18)	3,870,089
224,776	athenahealth, Inc. (a)	29,917,686
521,532	Veeva Systems, Inc., Class A (a)	50,150,517
		83,938,292
	Information Technology Services (14.7%)
581,545	MongoDB, Inc. (a)	48,210,081
413,831	Okta, Inc. (a)	26,340,343
162,287	Shopify, Inc., Class A (a)	24,774,734
NUMBER OF SHARES		VALUE
204,205	Square, Inc., Class A (a)	$14,261,677
277,625	Twilio, Inc., Class A (a)	26,232,786
		139,819,621
	Interactive Media & Services (7.8%)
1,040,797	Angi Homeservices, Inc., Class A (a)	18,245,171
324,674	Match Group, Inc. (a)	13,074,622
1,362,782	Twitter, Inc. (a)	42,859,494
		74,179,287
	Internet & Direct Marketing Retail (15.3%)
47,373	Amazon.com, Inc. (a)	80,068,423
732,729	Farfetch Ltd., Class A (a)	16,669,585
273,838	GrubHub, Inc. (a)	21,438,777
45,086	MercadoLibre, Inc.	15,868,920
568,364	Overstock.com, Inc. (a)(b)	11,117,200
		145,162,905
	Life Sciences Tools & Services (5.3%)
148,410	Illumina, Inc. (a)	50,088,375
	Pharmaceuticals (0.1%)
15,972	Nektar Therapeutics (a)	645,109
	Software (20.7%)
740,996	Coupa Software, Inc. (a)	47,742,372
321,295	salesforce.com, Inc. (a)	45,868,074
262,351	ServiceNow, Inc. (a)	48,605,770
330,849	Workday, Inc., Class A (a)	54,259,236
		196,475,452
	Total Common Stocks (Cost $755,008,782)	905,529,882

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  November 30, 2018 continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (2.3%)
	Electronic Equipment, Instruments & Components (0.2%)
82,075	Magic Leap, Series C (a)(c)(d)(e) (acquisition cost - $1,890,434; acquired 12/22/15)	$2,216,025
	Internet & Direct Marketing Retail (1.1%)
58,155	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $2,367,666; acquired 04/16/14)	7,022,216
77,181	Uber Technologies, Series G (a)(c)(d)(e) (acquisition cost - $3,764,289; acquired 12/03/15)	3,392,105
		10,414,321
	Life Sciences Tools & Services (1.0%)
901,243	10X Genomics, Inc., Series B (a)(c)(d)(e) (acquisition cost - $2,947,065; acquired 12/19/14)	9,030,455
	Software (0.0%)
197,427	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $2,255,228; acquired 06/17/14)	353,394
	Total Preferred Stocks (Cost $13,224,682)	22,014,195
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (3.0%)
	Securities held as Collateral on Loaned Securities (1.2%)
	Investment Company (0.9%)
8,611	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	$8,611,478
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$419	Barclays Capital, Inc. (2.27%, dated 11/30/18, due 12/03/18; proceeds $418,693; fully collateralized by a U.S. Government obligation; 0.13% due 04/15/20; valued at $426,987)	418,613
359	HSBC Securities USA, Inc. (2.27%, dated 11/30/18, due 12/03/18; proceeds $358,879; fully collateralized by various U.S. Government obligations; 0.00% - 2.75% due 12/06/18 - 08/15/47; valued at $365,991)	358,812
1,973	Merrill Lynch & Co., Inc. (2.27%, dated 11/30/18, due 12/03/18; proceeds $1,973,837; fully collateralized by a U.S. Government obligation; 2.00% due 05/31/24; valued at $2,012,936)	1,973,464
		2,750,889
	Total Securities held as Collateral on Loaned Securities (Cost $11,362,367)	11,362,367

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  November 30, 2018 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.8%)
17,491	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $17,490,973)	$17,490,973
	Total Short-Term Investments (Cost $28,853,340)	28,853,340
Total Investments Excluding Purchased Options (Cost $797,086,804)	100.7%	956,397,417
Total Purchased Options Outstanding (Cost $2,118,504)	0.2%	1,437,516
Total Investments (Cost $799,205,308) (f)	100.9%	957,834,933
Liabilities in Excess of Other Assets	(0.9)	(8,968,971)
Net Assets	100.0%	$948,865,962

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at November 30, 2018.

  (c)  Illiquid security.

  (d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2018 amounts to $25,884,284 and represents 2.7% of net assets.

  (e)  At November 30, 2018, the Fund held fair valued securities valued at $25,884,284, representing 2.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (f)  At November 30, 2018, the aggregate cost for federal income tax purposes is $801,026,583. The aggregate gross unrealized appreciation is $208,784,223 and the aggregate gross unrealized depreciation is $51,975,873, resulting in net unrealized appreciation of $156,808,350.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  November 30, 2018 continued

Call Options Purchased:

The Fund had the following call options purchased open at November 30, 2018:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	107,980,727	107,981	$291,872	$468,637	$(176,765)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	149,520,469	149,520	488,483	728,526	(240,043)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	156,690,646	156,691	657,161	921,341	(264,180)
							$1,437,516	$2,118,504	$(680,988)

Currency Abbreviations:

CNH  Chinese Yuan Renminbi Offshore.

USD  United States Dollar.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$196,828,846		20.8%
Internet & Direct Marketing Retail	155,577,226		16.4
Information Technology Services	139,819,621		14.8
Health Care Equipment & Supplies	100,616,906		10.6
Health Care Technology	83,938,292		8.9
Interactive Media & Services	74,179,287		7.8
Life Sciences Tools & Services	59,118,830		6.2
Entertainment	58,139,629		6.1
Health Care Providers & Services	47,407,022		5.0
Investment Company	17,490,973		1.9
Biotechnology	9,057,284		1.0
Electronic Equipment, Instruments & Components	2,216,025		0.2
Purchased Options	1,437,516		0.2
Pharmaceuticals	645,109		0.1
	$946,472,566	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements

Statement of Assets and Liabilities November 30, 2018

Assets:
Investments in securities, at value (cost $773,102,857) (Including $11,868,056 for securities loaned)	$931,732,482
Investment in affiliate, at value (cost $26,102,451)	26,102,451
Total investments in securities, at value (cost $799,205,308)	957,834,933
Cash	486,911
Receivable for:
Shares of beneficial interest sold	7,431,893
Dividends	221,714
Dividends from affiliate	55,904
Securities lending income	23,816
Prepaid expenses and other assets	127,583
Total Assets	966,182,754
Liabilities:
Collateral on securities loaned, at value	11,849,278
Due to broker	1,430,000
Payable for:
Shares of beneficial interest redeemed	3,100,680
Advisory fee	484,360
Distribution fee	164,714
Transfer and sub transfer agent fees	130,607
Administration fee	59,413
Accrued expenses and other payables	97,740
Total Liabilities	17,316,792
Net Assets	$948,865,962
Composition of Net Assets:
Paid-in-capital	$714,361,115
Total distributable earnings (loss)	234,504,847
Net Assets	$948,865,962
Class A Shares:
Net Assets	$633,294,200
Shares Outstanding (unlimited shares authorized, $0.01 par value)	16,187,369
Net Asset Value Per Share	$39.12
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$41.29
Class B Shares:
Net Assets	$1,069,898
Shares Outstanding (unlimited shares authorized, $0.01 par value)	37,650
Net Asset Value Per Share	$28.42
Class L Shares:
Net Assets	$29,730,302
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,029,379
Net Asset Value Per Share	$28.88
Class I Shares:
Net Assets	$255,670,446
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,927,068
Net Asset Value Per Share	$43.14
Class C Shares:
Net Assets	$28,370,643
Shares Outstanding (unlimited shares authorized, $0.01 par value)	994,542
Net Asset Value Per Share	$28.53
Class IS Shares:
Net Assets	$730,473
Shares Outstanding (unlimited shares authorized, $0.01 par value)	16,855
Net Asset Value Per Share	$43.34

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements continued

Statement of Operations For the year ended November 30, 2018

Net Investment Loss: Income
Dividends (net of $14,270 foreign withholding tax)	$1,559,015
Income from securities loaned - net	1,221,857
Dividends from affiliate (Note 9)	547,101
Total Income	3,327,973
Expenses
Advisory fee (Note 4)	4,463,651
Distribution fee (Class A shares) (Note 5)	1,118,688
Distribution fee (Class B shares) (Note 5)	12,626
Distribution fee (Class L shares) (Note 5)	224,262
Distribution fee (Class C shares) (Note 5)	128,578
Administration fee (Note 4)	538,444
Sub transfer agent fees and expenses (Class A shares)	301,959
Sub transfer agent fees and expenses (Class B shares)	157
Sub transfer agent fees and expenses (Class L shares)	12,489
Sub transfer agent fees and expenses (Class I shares)	82,799
Sub transfer agent fees and expenses (Class C shares)	6,420
Professional fees	165,094
Transfer agent fees and expenses (Class A shares) (Note 6)	89,765
Transfer agent fees and expenses (Class B shares) (Note 6)	3,046
Transfer agent fees and expenses (Class L shares) (Note 6)	9,057
Transfer agent fees and expenses (Class I shares) (Note 6)	10,340
Transfer agent fees and expenses (Class C shares) (Note 6)	4,806
Transfer agent fees and expenses (Class IS shares) (Note 6)	2,344
Registration fees	121,641
Shareholder reports and notices	87,092
Custodian fees (Note 7)	25,658
Trustees' fees and expenses	17,818
Other	45,670
Total Expenses	7,472,404
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(62,732)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(567)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(2,298)
Net Expenses	7,406,807
Net Investment Loss	(4,078,834)
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	81,641,207
Foreign currency translation	1,819
Net Realized Gain	81,643,026
Change in Unrealized Appreciation (Depreciation) on:
Investments	29,279,293
Net Gain	110,922,319
Net Increase	$106,843,485

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED NOVEMBER 30, 2018	FOR THE YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(4,078,834)	$(3,062,880)
Net realized gain	81,643,026	102,614,781
Net change in unrealized appreciation (depreciation)	29,279,293	28,512,950
Net Increase	106,843,485	128,064,851
Dividends and Distributions to Shareholders:
Class A shares	(70,640,479)	(22,389,184	)*
Class B shares	(399,830)	(191,322	)*
Class L shares	(7,785,040)	(2,630,994	)*
Class I shares	(18,648,154)	(4,634,558	)*
Class C shares	(834,703)	(126,428	)*
Class IS shares	(2,854)	(905	)*
Total Dividends and Distributions to Shareholders	(98,311,060)	(29,973,391)
Net increase from transactions in shares of beneficial interest	514,267,562	7,502,999
Net Increase	522,799,987	105,594,459
Net Assets:
Beginning of period	426,065,975	320,471,516
End of Period	$948,865,962	$426,065,975	†

The following information was previously reported in the November 30, 2017 financial statements. The distribution information for the year ended November 30, 2017 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the November 30, 2017 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018.

*  Dividends and Distributions to Shareholders for the year ended November 30, 2017 were as follows:

Class A:
Net Realized Gain	$(22,389,184)
Class B:
Net Realized Gain	$(191,322)
Class L:
Net Realized Gain	$(2,630,994)
Class I:
Net Realized Gain	$(4,634,558)
Class C:
Net Realized Gain	$(126,428)
Class IS:
Net Realized Gain	$(905)

†  Accumulated net investment loss for the year ended November 30, 2017 was $(21,566).

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018

1. Organization and Accounting Policies

Morgan Stanley Multi Cap Growth Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of November 30, 2018:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$11,868,056	(a)	$—	$(11,849,278	)(b)	$18,778

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $11,849,278, of which $11,362,367 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of November 30, 2018, there was uninvested cash of $486,911, which is not reflected in the Portfolio of Investments.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of November 30, 2018:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$11,849,278	$—	$—	$—	$11,849,278
Total Borrowings	$11,849,278	$—	$—	$—	$11,849,278
Gross amount of recognized liabilities for securities lending transactions					$11,849,278

F. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2018:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Biotechnology	$9,057,284	$—	$—	$9,057,284
Entertainment	58,139,629	—	—	58,139,629
Health Care Equipment & Supplies	100,616,906	—	—	100,616,906
Health Care Providers & Services	47,407,022	—	—	47,407,022
Health Care Technology	80,068,203	—	3,870,089	83,938,292
Information Technology Services	139,819,621	—	—	139,819,621
Interactive Media & Services	74,179,287	—	—	74,179,287
Internet & Direct Marketing Retail	145,162,905	—	—	145,162,905
Life Sciences Tools & Services	50,088,375	—	—	50,088,375
Pharmaceuticals	645,109	—	—	645,109
Software	196,475,452	—	—	196,475,452
Total Common Stocks	901,659,793	—	3,870,089	905,529,882

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Preferred Stocks
Electronic Equipment, Instruments & Components	$—	$—	$2,216,025	$2,216,025
Internet & Direct Marketing Retail	—	—	10,414,321	10,414,321
Life Sciences Tools & Services	—	—	9,030,455	9,030,455
Software	—	—	353,394	353,394
Total Preferred Stocks	—	—	22,014,195	22,014,195
Call Options Purchased	—	1,437,516	—	1,437,516
Short-Term Investments
Investment Company	26,102,451	—	—	26,102,451
Repurchase Agreements	—	2,750,889	—	2,750,889
Total Short-Term Investments	26,102,451	2,750,889	—	28,853,340
Total Assets	$927,762,244	$4,188,405	$25,884,284	$957,834,933

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	PREFERRED STOCKS
Beginning Balance	$—	$16,531,819
Purchases	3,870,089	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	5,482,376
Realized gains (losses)	—	—
Ending Balance	$3,870,089	$22,014,195
Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2018	$—	$5,482,376

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of November 30, 2018.

	FAIR VALUE AT NOVEMBER 30, 2018	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/WEIGHTED AVERAGE	IMPACT TO VALUATION FROM AN INCREASE IN INPUT(c)
Common Stock	$3,870,089	Market Transaction Method	Precedent Transaction	$378.16	Increase
Preferred Stocks	$22,014,195	Market Transaction Method	Precedent Transactions	$9.57–$48.77 /$20.18	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%–20.0% / 17.28%	Decrease
			Perpetual Growth Rate	3.0%–4.0% / 3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.4x–12.9x / 6.35x	Increase
			Discount for Lack of Marketability	15.0%–20.0% / 17.86%	Decrease

(c)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when

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Notes to Financial Statements  ■  November 30, 2018 continued

and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of November 30, 2018:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$1,437,516	(d)

(d)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended November 30, 2018 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(805,902)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(160,492)

(e)  Amount are included in Realized and Unrealized Gain (Loss) on Investments in the Statement of Operations.

At November 30, 2018, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(f)		LIABILITIES(f)
Purchased Options	$1,437,516	(d)	$—

(d)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of November 30, 2018:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Royal Bank of Scotland	$1,437,516	$—	$(1,430,000)	$7,516

For the year ended November 30, 2018, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:

Average monthly notional amount	328,668,251

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

$500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the year ended November 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended November 30, 2018, $2,865 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $84,226,555 at November 30, 2018.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended November 30, 2018, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2018, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $72,530 and $4,713, respectively, and received $1,043,650 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2018		FOR THE YEAR ENDED NOVEMBER 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	9,525,653	$370,888,807	366,748	$12,991,361
Conversion from Class B	17,358	640,744	26,681	898,252
Reinvestment of distributions	2,121,419	68,891,437	752,535	21,763,495
Redeemed	(3,126,893)	(117,915,752)	(1,235,665)	(41,522,124)
Net increase (decrease) — Class A	8,537,537	322,505,236	(89,701)	(5,869,016)
CLASS B SHARES
Exchanged	12,280	332,663	15,123	378,126
Conversion to Class A	(23,760)	(640,744)	(33,509)	(898,252)
Reinvestment of distributions	16,657	396,107	7,869	181,364
Redeemed	(10,581)	(271,383)	(13,682)	(358,552)
Net decrease — Class B	(5,404)	(183,357)	(24,199)	(697,314)
CLASS L SHARES
Exchanged	4,805	116,423	2,403	58,479
Reinvestment of distributions	311,177	7,497,919	109,119	2,535,896
Redeemed	(138,321)	(3,795,095)	(177,002)	(4,654,458)
Net increase (decrease) — Class L	177,661	3,819,247	(65,480)	(2,060,083)
CLASS I SHARES
Sold	6,368,361	265,873,974	896,023	34,450,975
Reinvestment of distributions	507,703	18,168,418	143,793	4,464,306
Redeemed	(2,940,961)	(122,597,820)	(672,438)	(23,976,110)
Net increase — Class I	3,935,103	161,444,572	367,378	14,939,171
CLASS C SHARES
Sold	975,386	27,812,861	58,432	1,689,361
Reinvestment of distributions	34,206	825,111	4,865	112,796
Redeemed	(98,137)	(2,704,873)	(23,788)	(611,916)
Net increase — Class C	911,455	25,933,099	39,509	1,190,241
CLASS IS SHARES
Sold	21,899	962,045	—	—
Redeemed	(5,355)	(213,280)	—	—
Net increase — Class IS	16,544	748,765	—	—
Net increase in Fund	13,572,896	$514,267,562	227,507	$7,502,999

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended November 30, 2018, aggregated $871,213,656 and $470,424,141, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended November 30, 2018, advisory fees paid were reduced by $62,732 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the affiliated investment during the year ended November 30, 2018 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE NOVEMBER 30, 2017	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE NOVEMBER 30, 2018
Liquidity Funds	$45,149,048	$535,342,079	$554,388,676	$547,101	$—	$—	$26,102,451

For the year ended November 30, 2018, the Fund incurred brokerage commissions of $1,161 with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended November 30, 2018, the Fund engaged in cross-trade purchases of $4,365,403.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended November 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:		2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$13,459,213	$84,851,847	$—	$29,973,391

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on passive foreign investment companies sold by the Fund and

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  November 30, 2018 continued

a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2018:

TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN-CAPITAL
$—	$—

At November 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$25,698,409	$52,014,744

11. Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the year ended November 30, 2018, the Fund did not have any borrowings under the Facility.

13. Other

At November 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.3%.

Morgan Stanley Multi Cap Growth Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED NOVEMBER 30,
	2018		2017		2016(1)		2015		2014
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.28		$31.06		$35.07		$35.01		$34.14
Income (loss) from investment operations:
Net investment loss(2)	(0.24)		(0.30)		(0.20)		(0.32)		(0.27)
Net realized and unrealized gain (loss)	8.25		12.43		(1.00)		2.67		4.24
Total income (loss) from investment operations	8.01		12.13		(1.20)		2.35		3.97
Less distributions from net realized gain	(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$39.12		$40.28		$31.06		$35.07		$35.01
Total Return(3)	24.69%		42.79%		(3.52)%		7.63%		12.66%
Ratios to Average Net Assets:
Net expenses	1.14	%(4)	1.23	%(4)(5)	1.23	%(4)(6)	1.25	%(4)(5)	1.26	%(4)(5)
Net investment loss	(0.64	)%(4)	(0.86	)%(4)(5)	(0.65	)%(4)(6)	(0.96	)%(4)(5)	(0.82	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$633,294		$308,159		$240,399		$282,164		$288,042
Portfolio turnover rate	73%		69%		46%		28%		39%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.26%	(0.89)%
November 30, 2015	1.27	(0.98)
November 30, 2014	1.30	(0.86)

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2016	1.24%	(0.66)%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2018		2017		2016(1)		2015		2014
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$31.90		$25.37		$29.37		$29.92		$29.83
Income (loss) from investment operations:
Net investment loss(2)	(0.40)		(0.45)		(0.36)		(0.49)		(0.45)
Net realized and unrealized gain (loss)	6.09		9.89		(0.83)		2.23		3.64
Total income (loss) from investment operations	5.69		9.44		(1.19)		1.74		3.19
Less distributions from net realized gain	(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$28.42		$31.90		$25.37		$29.37		$29.92
Total Return(3)	23.63%		41.67%		(4.24)%		6.79%		11.83%
Ratios to Average Net Assets:
Net expenses	2.01	%(4)(5)	2.01	%(4)(5)	2.02	%(4)(5)	2.02	%(4)(5)	2.01	%(4)(5)
Net investment loss	(1.45	)%(4)(5)	(1.66	)%(4)(5)	(1.45	)%(4)(5)	(1.72	)%(4)(5)	(1.56	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,070		$1,373		$1,706		$3,154		$4,339
Portfolio turnover rate	73%		69%		46%		28%		39%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2018	2.06%	(1.50)%
November 30, 2017	2.27	(1.92)
November 30, 2016	2.30	(1.73)
November 30, 2015	2.19	(1.89)
November 30, 2014	2.33	(1.88)

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2018		2017		2016(1)		2015		2014
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$32.18		$25.51		$29.46		$29.93		$29.77
Income (loss) from investment operations:
Net investment loss(2)	(0.30)		(0.38)		(0.30)		(0.42)		(0.37)
Net realized and unrealized gain (loss)	6.17		9.96		(0.84)		2.24		3.63
Total income (loss) from investment operations	5.87		9.58		(1.14)		1.82		3.26
Less distributions from net realized gain	(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$28.88		$32.18		$25.51		$29.46		$29.93
Total Return(3)	24.10%		42.02%		(4.04)%		7.11%		12.08%
Ratios to Average Net Assets:
Net expenses	1.62	%(4)	1.76	%(4)(5)	1.77	%(4)(5)	1.76	%(4)(5)	1.76	%(4)(5)
Net investment loss	(1.08	)%(4)	(1.39	)%(4)(5)	(1.19	)%(4)(5)	(1.47	)%(4)(5)	(1.31	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$29,730		$27,412		$23,398		$28,861		$29,625
Portfolio turnover rate	73%		69%		46%		28%		39%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.80%	(1.43)%
November 30, 2016	1.78	(1.20)
November 30, 2015	1.80	(1.51)
November 30, 2014	1.80	(1.35)

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2018		2017		2016(1)		2015		2014
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$43.40		$33.15		$37.12		$36.79		$35.61
Income (loss) from investment operations:
Net investment loss(2)	(0.16)		(0.19)		(0.11)		(0.22)		(0.17)
Net realized and unrealized gain (loss)	9.07		13.35		(1.05)		2.84		4.45
Total income (loss) from investment operations	8.91		13.16		(1.16)		2.62		4.28
Less distributions from net realized gain	(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$43.14		$43.40		$33.15		$37.12		$36.79
Total Return(3)	25.06%		43.23%		(3.20)%		8.02%		13.04%
Ratios to Average Net Assets:
Net expenses	0.85	%(4)	0.91	%(4)(5)	0.92	%(4)(5)	0.90	%(4)(5)	0.91	%(4)(5)
Net investment loss	(0.38	)%(4)	(0.52	)%(4)(5)	(0.34	)%(4)(5)	(0.61	)%(4)(5)	(0.48	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$255,670		$86,453		$53,851		$60,534		$59,883
Portfolio turnover rate	73%		69%		46%		28%		39%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	0.95%	(0.56)%
November 30, 2016	0.94	(0.36)
November 30, 2015	0.92	(0.63)
November 30, 2014	1.01	(0.58)

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,						FOR THE PERIOD
							APRIL 30, 2015(2) TO
	2018		2017		2016(1)		NOVEMBER 30, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$31.96		$25.41		$29.42		$28.60
Income (loss) from investment operations:
Net investment loss(3)	(0.42)		(0.44)		(0.36)		(0.30)
Net realized and unrealized gain (loss)	6.16		9.90		(0.84)		1.13
Total income (loss) from investment operations	5.74		9.46		(1.20)		0.83
Less distributions from net realized gain	(9.17)		(2.91)		(2.81)		(0.01)
Net asset value, end of period	$28.53		$31.96		$25.41		$29.42
Total Return(4)	23.77%		41.68%		(4.27)%		2.91	%(8)
Ratios to Average Net Assets:
Net expenses	1.89	%(5)	2.02	%(5)(6)	2.02	%(5)(6)	2.02	%(5)(6)(9)
Net investment loss	(1.49	)%(5)	(1.58	)%(5)(6)	(1.42	)%(5)(6)	(1.76	)%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(7)	0.00	%(7)(9)
Supplemental Data:
Net assets, end of period, in thousands	$28,371		$2,656		$1,107		$693
Portfolio turnover rate	73%		69%		46%		28%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	2.13%	(1.69)%
November 30, 2016	2.21	(1.61)
November 30, 2015(9)	2.38	(2.12)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2018		2017		2016(1)		2015		2014
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$43.55		$33.23		$37.18		$36.83		$35.62
Income (loss) from investment operations:
Net investment loss(2)	(0.24)		(0.18)		(0.08)		(0.20)		(0.14)
Net realized and unrealized gain (loss)	9.20		13.41		(1.06)		2.84		4.45
Total income (loss) from investment operations	8.96		13.23		(1.14)		2.64		4.31
Less distributions from net realized gain	(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$43.34		$43.55		$33.23		$37.18		$36.83
Total Return(3)	25.09%		43.35%		(3.13)%		8.07%		13.13%
Ratios to Average Net Assets:
Net expenses	0.84	%(4)(5)	0.85	%(4)(5)	0.83	%(4)(5)(6)	0.85	%(4)(5)	0.84	%(4)(5)
Net investment loss	(0.57	)%(4)(5)	(0.48	)%(4)(5)	(0.25	)%(4)(5)(6)	(0.55	)%(4)(5)	(0.40	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$730		$14		$10		$12		$11
Portfolio turnover rate	73%		69%		46%		28%		39%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2018	2.80%	(2.53)%
November 30, 2017	17.07	(16.70)
November 30, 2016	19.43	(18.85)
November 30, 2015	15.68	(15.38)
November 30, 2014	18.31	(17.87)

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2016	0.84%	(0.26)%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Multi Cap Growth Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Multi Cap Growth Trust (the "Fund"), including the portfolio of investments, as of November 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
January 22, 2019

Morgan Stanley Multi Cap Growth Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was lower than its peer group average and its actual management fee and total

Morgan Stanley Multi Cap Growth Trust

Investment Advisory Agreement Approval (unaudited) continued

expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

Morgan Stanley Multi Cap Growth Trust

Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose To Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Non-Affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Multi Cap Growth Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (73) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				86

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Trustee of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; and Director of other various non-profit organizations.

Kathleen A. Dennis (65) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	86	Director of various non-profit organizations.

Morgan Stanley Multi Cap Growth Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (63) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	88

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (61) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The VictoryFunds (February 2005-July 2008).	88

Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Cincinnati Bell Inc. and Member, Audit Committee and Governance and Nominating Committee; Chairman of Northern Kentucky University Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley Multi Cap Growth Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (69) c/o Johnson Smick International, Inc. 220 I Street, NE — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	86	Director of NVR, Inc. (home construction).
Joseph J. Kearns (76) c/o Kearns & Associates LLC 46 E Peninsula Center #385 Rolling Hills Estates, CA 90274-3712	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee(July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	87	Prior to August 10, 2016, Director of Electro Rent Corporation (equipment leasing); Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Multi Cap Growth Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				86	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski (58) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer-Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	88	None.

Morgan Stanley Multi Cap Growth Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael E. Nugent (82) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	86	None.
W. Allen Reed (71) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	87	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (86)**** c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	87	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2017) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

  ****  Effective date of retirement is December 31, 2018.

Morgan Stanley Multi Cap Growth Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (55) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Timothy J. Knierim (59) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (53) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (51) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key (39) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

Morgan Stanley Multi Cap Growth Trust

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2018. For corporate shareholders, 0.20% of the dividends qualified for the dividends received deduction.

The Fund designated and paid $84,851,847 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended November 30, 2018. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $1,422,637 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

CPOANN
2359275 EXP. 01.31.2020

Item 2.  Code of Ethics.

(a)                            The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)                            No information need be disclosed pursuant to this paragraph.

(c)                             Not applicable.

(d)                            Not applicable.

(e)                             Not applicable.

(f)

(1)                            The registrant’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                            Not applicable.

(3)                            Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2018

	Registrant		Covered Entities(1)
Audit Fees	$47,332		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$4,100	(3)	$11,463,155	(4)
All Other Fees	$—		$73,115	(5)
Total Non-Audit Fees	$4,100		$11,536,270

Total	$51,432		$11,536,270

2017

	Registrant		Covered Entities(1)
Audit Fees	$46,178		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$4,000	(3)	$10,659,594	(4)
All Other Fees	$—		$247,388	(5)
Total Non-Audit Fees	$4,000		$10,906,982

Total	$50,178		$10,906,982

N/A- Not applicable, as not required by Item 4.

(1)              Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)              Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)              Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)              Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)              All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004 AND JUNE 15 AND 16, 2016(3)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

(3)         This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-CEN and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Principal Financial and Accounting Officer and must include a detailed description of the services to be rendered.  The Fund’s Principal Financial and Accounting Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee or Chairman of the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Financial and

Accounting Officer, who, after consultation with the Independent Auditors, will discuss whether the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Principal Financial and Accounting Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Principal Financial and Accounting Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Principal Financial and Accounting Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Principal Financial and Accounting Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with the PCAOB’s Ethics and Independence Rule 3526, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Funds

Morgan Stanley & Co. LLC

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

Morgan Stanley Smith Barney LLC

Morgan Stanley Capital Management LLC

Morgan Stanley Asia Limited

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the

Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                Not applicable.

(g)               See table above.

(h)              The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)         The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and W. Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
January 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
January 17, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2019